Loans and Debentures (Schedule of Contractual Conditions) (Details) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Current liabilities
Short-term loans from banks, financial institutions and others	$ 317,684	[1],[2]	$ 213,417	[3]
Total current liabilities	317,684		213,417
Loans from banks, financial institutions and others	123,908		251,803
Non-convertible debentures	6,364		10,617
Liability in respect of financing lease			6,976
Total current maturities of long-term liabilities	130,272		269,396
Total current liabilities	447,956		482,813
Non-current liabilities
Loans from banks and financial institutions	627,150		1,903,323
Non-convertible debentures	91,122	[4]	867,287	[5]
Liability in respect of financing lease			88,169
Other long-term balances	543		240,213
Total other long-term liabilities	718,815		3,098,992
Less current maturities	(130,272)		(269,396)
Total non-current liabilities	$ 588,543		$ 2,829,596

[1]	Balances as at December 31, 2017 mainly relates to loans from related parties (see Note 31.E).
[2]	Excludes current portion of long-term liabilities.
[3]	Excludes current portion of long-term liabilities and long-term liabilities which were classified to short-term.
[4]	Includes current portion of long-term liabilities.
[5]	Includes current portion of long-term liabilities and long-term liabilities which were classified to short-term.